Other assets - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other assets
Weighted average interest rate	4.48%	4.64%
Maturity description	beyond one year from the end of the reporting period.	due on demand or within one year from the end of the reporting period.
Certain Third Parties and Equity Investees
Other assets
Weighted average interest rate	6.00%	6.00%